Fair Value Measurements - Schedule of Changes in the Fair Value of Level III Financial Instruments (Detail) - USD ($) $ in Thousands	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2020	Dec. 31, 2019	Mar. 31, 2020	Mar. 31, 2019
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year:	$ 474	$ 1,848	$ 1,035	$ 2,485	$ 2,485
Additions	0	0	0	0
(Gain) loss on change in fair value	435	0	435	0
Settlements	(273)	(490)	(834)	(1,127)
Balance, end of period:	636	1,358	636	1,358	1,035	$ 2,485
Changes in unrealized (gains) losses included in earnings related to financial liabilities still held at the reporting date	$ 435	$ 0	435	0
StepStone Group LP
Fair Value, Liabilities Measured on Recurring Basis, Unobservable Input Reconciliation, Calculation [Roll Forward]
Balance, beginning of year:			$ 1,035	$ 2,485	2,485	548
Additions					0	3,604
(Gain) loss on change in fair value					(2)	(77)
Settlements					(1,448)	(1,590)
Balance, end of period:					1,035	2,485
Changes in unrealized (gains) losses included in earnings related to financial liabilities still held at the reporting date					$ (2)	$ (77)